Income Taxes (The Components of Income (Loss) Before Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Domestic	$ (18,866)	$ (54,153)
Foreign	175	966
Loss before income taxes	$ (18,691)	$ (53,187)